Critical accounting estimates and judgements (Tables)	12 Months Ended
Dec. 31, 2022
Critical accounting estimates and judgements
Schedule of management's assessment of current uncertainties

	Assessment	Risk discussion and response
Revenue and profitability	• Limited impact on revenue collections thus far. • Customers continue to perform, and we have not experienced significant deterioration in payments.

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The Group has long-term revenue contracts with its customers amounting to $13.3 billion in contracted revenue.

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Our ability to collect revenue from our customers is impacted by our customers’ ability to generate and collect revenues from their operations. Our customers have, in the main, seen an increased demand for their services.

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The impact on collections has thus far been limited and the Group remains in constant conversation with customers regarding their liquidity and ability to meet their obligations.

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The Group regularly reviews measures for cost savings whilst maintaining its ability to operate effectively and towards strategic goals.

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The Group has continued to invest in capital expenditure which supports revenue growth. The Group will continue to invest in capital expenditure relating to revenue growth during 2023.

Liquidity	• Sufficient liquidity is available. • No current impact on going concern.

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The Group has cash and cash equivalents of $514 million as at December 31, 2022.

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Management has assessed current cash reserves and the availability of undrawn facilities and continues to monitor available liquidity in the context of ongoing operational requirements and planned capital expenditure.

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In the context of current commitments and available liquidity, management believes that the going concern assumption remains appropriate.

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All of the Group’s operations are cash generative.

	Assessment	Risk discussion and response
Access to USD	• Moderate risk due to decreased availability.	• While there has been a reduction in US Dollar liquidity in the Nigerian market, we were still able to source US Dollars locally to fund our semi-annual coupons during the year.
Internal controls	• Minimal impact to date.	• Our IT team monitors the increased risk of fraud, data or security breaches, loss of data and the potential for other cyber-related attacks and utilises security measures to mitigate such risks.
Supply chain	• Moderate risk due to delays.

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The Group works closely with suppliers and contractors to ensure availability of supplies on site, especially diesel supplies which are critical to many of our operations.

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Regular maintenance of our towers continues while observing strict safety guidelines for our employees and our suppliers and contractors.